UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2022

Item 1 - Report to Shareholders

Morgan Stanley
Global Fixed Income
Opportunities Fund

Semi-Annual Report

April 30, 2022

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	11
Expense Example	12
Portfolio of Investments	14
Statement of Assets and Liabilities	44
Statement of Operations	46
Statements of Changes in Net Assets	48
Notes to Financial Statements	49
Financial Highlights	72
Liquidity Risk Management Program	78
U.S. Customer Privacy Notice	79

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2022

Total Return for the 6 Months Ended April 30, 2022
Class A	Class L	Class I	Class C	Class R6*	Class IR
–4.66%	–4.81%	–4.48%	–5.03%	–4.44%	–4.44%
Total Return for the 6 Months Ended April 30, 2022
Bloomberg Global Aggregate (Hedged USD) Index[1]	Global Fixed Income Opportunities Blend Index[2]	Lipper Global Income Funds Index[3]
–7.25%	–7.25%	–8.63%

The performance of Morgan Stanley Global Fixed Income Opportunities Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

Market Conditions

The last two months of 2021 saw a hawkish shift by the Federal Reserve (Fed) as inflation fears increased and COVID-19 infections rose rapidly late in December as the more contagious omicron variant took over. The end of 2021 looked very different from how it began with a very contagious variant, a very hawkish Fed, U.S. fiscal policy in limbo and surging inflation. U.S. Treasury yields rose, especially on the Fed-sensitive short end of the curve. By the end of the year, the economic outlook had brightened meaningfully as manufacturing output improved significantly as supply constraints began to ease and inventories were being restocked. Equities and commodities rallied at year-end. Credit spreads were mixed: high-quality sector spreads widened as financial conditions tightened under strained liquidity conditions going into year end, but lower-quality sector spreads tightened with strong equity markets.

The first four months of 2022 were some of the worst for financial markets since the 1980s. In early 2022, the focus remained on the hawkish shift in central bank policy. Then, in late February, Russia invaded Ukraine. The relative safe-haven status of government bonds, which was initially evident after the invasion, proved ephemeral as the rally at the end of February quickly reversed and turned into a large March sell-off. Indeed, it did not take long for markets to turn their focus away from the negative growth implications of the war and increased sanctions and toward its inflationary implications. Market expectations of central bank rate hikes ratcheted higher, sending global bond yields spiraling upwards. The extent of the shift in monetary policy in 2022 has been breathtaking by historical standards. At its March 2022 meeting, the Fed massively increased its year-end inflation and rates forecast. Although inflation has been acting as a tax on households and businesses and yields were moving higher, labor markets and corporate profitability were strongly supporting spending.

Corporate credit spreads widened significantly in the first four months of 2022. The Bloomberg U.S. Corporate

Index widened 43 basis points (bps) to finish April 2022 at 135 bps.(i) At their peak in mid-March 2022, spreads were 53 bps wider for the first quarter of 2022, driven primarily by the double whammy of tightening financial conditions from a more hawkish Fed and the uncertain economic impact of the Russia-Ukraine war. Central banks, particularly the Fed, have been determined to get rates up quickly, or "expeditiously" using Fed Chairman Powell's parlance. The combination of the rise in yields, heightened worries of tighter policy and a horrible performance of equities undermined credit and emerging markets. The sharp fall in equities bodes ill for high yield credit, the most equity-sensitive part of fixed income. The risk-off environment in 2022 also boosted the U.S. dollar, with the dollar spot rate (as measured by the DXY index) rising to its highest level in over 10 years.(ii)

Looking out further into 2022 and 2023, we believe yield and yield curve volatility is likely to stay high during the transition period between extraordinarily easy (emergency) monetary policies and an unknown degree of restraint. We expect policy will continue to be tightened, and yields will likely rise until financial conditions tighten enough (and global supply chains and labor supply improve) to get inflation trending downwards and to central bank targets. Markets are currently suggesting confidence that the Fed rate cycle will likely be aggressive, front-loaded, end in 2023 and lead to rate cuts in 2024. With the U.S. yield curve currently predicting zero to negative real yields essentially forever and cash rates not to exceed 3%, the longer-term outlook (as embedded in the yield curve) for the U.S. economy does not look too optimistic. We expect a strong labor market and a fall in inflation in the second half of 2022 will likely boost consumer confidence. If that does not happen, business confidence is likely to fall further and raise risks of stagflation later this year and in 2023 — not a good recipe for equities and credit.

Performance Analysis

All share classes of the Fund outperformed the Bloomberg Global Aggregate (Hedged USD) Index (the "Index"), the Global Fixed Income Opportunities Blend Index and the Lipper Global Income Funds Index for the six months ended April 30, 2022, assuming no deduction of applicable sales charges.

From a macro perspective, the long U.S. duration position was the largest detractor from performance as interest rates rose rapidly. The long duration positioning in the euro area also detracted. The portfolio's exposure to emerging market external debt and quasi-sovereign spreads positioning also detracted as the large-scale Russian invasion of Ukraine, which most investors did not anticipate, caused risky assets — equities, corporate credit, emerging market debt — to sell off through February and March 2022. Within currencies, the Egyptian pound, Czech koruna, Hungarian forint,

(i)  The Bloomberg U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. One basis point = 0.01%

(ii)  Source: Bloomberg L.P. as of April 30, 2022. The U.S. Dollar Index (known as DXY) measures the value of the U.S. dollar relative to a basket of major foreign currencies.

Polish zloty and Russian ruble long positions were also detractors amid a challenging macro backdrop.

The Fund's spread sector positioning also detracted from performance as the market navigated the uncertainties of surging inflationary pressures, the tightening of financial conditions from a more hawkish Fed and the uncertain economic impact of the Russia-Ukraine war over the first quarter of 2022. The portfolio's allocation to investment grade corporate bonds detracted as credit spreads widened through the period. Exposure to convertible debt also had a small negative impact on performance over the period. The portfolio's allocation to securitized debt moderately detracted. There were no material positive contributors to performance in the reporting period.

Looking forward, inflation continues to be a source of concern which, combined with tight labor markets, will likely keep central banks on their tightening trajectory, in our view. Commodities, particularly food prices, are likely to firm further, exacerbating the central banks' inflation problem. The Fed does not plan to let up in tightening until policy is at least back to neutral, a level Chairman Powell has identified as a broad 2% to 3% range, giving them significant leeway to up the pace of tightening this year if inflation does not improve. Another 150 bps of hikes this year could take the U.S. fed funds target rate to the middle of the neutral range. We believe global yields remain biased to rise further.

As time passes, it becomes clearer and clearer that monetary policy was kept too easy for too long. We are talking about all central banks, save those in China and Japan. Monetary policy everywhere, not just in the U.S., is in a race to catch up to "neutral" or move to a restrictive stance. But the gap between inflation and interest rates remains wide in most countries, indicating that unless inflation falls materially or is expected to fall materially in the months ahead, more rate hikes are coming. If inflation does not fall enough (yet to be defined, but probably no higher than the Fed's current end-of-year forecast), expect additional "unexpected" tightening next year, i.e., a higher terminal fed funds rate. This would raise the probability of a recession in 2023 and undermine credit assets.

Corporate profitability is likely to be varied. The energy, commodities and defense sectors are likely to benefit; health care and telecoms will be least affected; and utilities will depend on their exact regulatory and commodity exposure. Both the industrial and consumer sectors will be negatively affected, but at least they were experiencing strong demand going into the crisis. However, there is no denying that the impact will be negative, with European corporate bonds more affected. Spreads are now materially wider than at the beginning of 2022, with the notable underperformance of Europe. Credit fundamentals are mixed. Credit quality is mixed in terms of profitability, earnings growth has likely peaked, and leverage and margins are plateauing. But balance sheets, liquidity and debt servicing capacity remain exceptionally strong, in our opinion. It will be important to differentiate those companies that can continue to thrive in such an environment. Active management is likely to be key to performance. We do maintain a preference at the margin for high yield credit over investment grade credit, but that is very idiosyncratic and industry-specific, and more recently we have been reducing credit risk in general.

Spreads in credit-oriented mortgage/securitized sectors have also widened materially in 2022 but seem to have stabilized in April. New issue supply has slowed in recent weeks across all securitized sectors, after very heavy volumes early in 2022. While securitized credit demand remains shallow, we believe credit fundamentals remain strong for most sectors, particularly residential and consumer credit. U.S. housing prices rose on average by 19% in 2021.(iii) Consumer savings rates remain high and household balance sheets are near the best levels in decades. Overall, we still favor residential mortgage credit sectors given continued strength of the housing market, healthy household balance sheets and attractive relative value in non-agency residential mortgage-backed securities. We continue to reduce exposure to the non-residential commercial mortgage-backed securities and non-residential asset-backed securities sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/22
Corporate Bonds	44.3%
Mortgages — Other	20.6
Asset-Backed Securities	14.2
Sovereign	8.0
Short-Term Investments	5.0
Senior Loan Interests	4.9
Commercial Mortgage-Backed Securities	2.0
Supranational	0.6
Collateralized Mortgage Obligations — Agency Collateral Series	0.4
Agency Fixed Rate Mortgages	0.0	**

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2022. Does not include open short futures contracts with a value of $167,141,833 and total unrealized appreciation of $5,254,054. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $11,329,110 and also does not include open swap agreements with net unrealized appreciation of $907,783.

**  Amount is less than 0.05%.

(iii)  Source: S&P CoreLogic Case-Shiller U.S. National Home Price NSA Index. Data as of April 30, 2022.

LONG-TERM CREDIT ANALYSIS as of 04/30/22
AAA	5.8%
AA	1.4
A	12.4
BBB	24.0
BB	11.0
B or Below	16.9
Not Rated	28.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments and all percentages for long-term credit analysis are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund's "Adviser," Morgan Stanley Investment Management Inc. and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2022
Symbol	Class A Shares* (since 07/28/97) DINAX		Class L Shares** (since 07/28/97) DINCX	Class I Shares *** (since 07/28/97) DINDX	Class C Shares† (since 04/30/15) MSIPX		Class R6 Shares†† (since 09/13/13) MGFOX	Class IR Shares††† (since 06/15/18) MFIRX
1 Year	–4.25 –7.32[5]	%[4]	–4.55 —%[4]	–4.11 —%[4]	–4.96 –5.89[5]	%[4]	–4.02 —%[4]	–4.02 —%[4]
5 Years	2.64[4] 1.95[5]		2.37[4] —	2.93[4] —	1.90[4] 1.90[5]		3.01[4] —	— —
10 Years	3.44[4] 3.09[5]		3.15[4] —	3.75[4] —	— —		— —	— —
Since Inception	3.74[4] 3.60[5]		3.24[4] —	4.02[4] —	1.77[4] 1.77[5]		3.70[4] —	2.57[4] —
Gross Expense Ratio	0.83		1.12	0.55	1.56		0.47	19.14

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class R6 and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class R6 has no sales charge. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

†††  Class IR has no sales charge.

(1)  The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by the Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets with returns in unhedged USD) from the Fund's inception to December 31, 2016 to the new benchmark represented by the Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/21 – 04/30/22.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/21	04/30/22	11/01/21 – 04/30/22
Class A
Actual (–4.66% return)	$1,000.00	$953.40	$4.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.68	$4.16
Class L
Actual (–4.81% return)	$1,000.00	$951.90	$5.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.71
Class I
Actual (–4.48% return)	$1,000.00	$955.20	$2.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.07	$2.76
Class C
Actual (–5.03% return)	$1,000.00	$949.70	$7.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.01	$7.85
Class R6*
Actual (–4.44% return)	$1,000.00	$955.60	$2.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.46	$2.36
Class IR
Actual (–4.44% return)	$1,000.00	$955.60	$2.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.46	$2.36

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.83%, 1.14%, 0.55%, 1.57%, 0.47% and 0.47% for Class A, Class L, Class I, Class C, Class R6 and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.83%, 1.14%, 0.55%, 1.57%, 0.47% and 17.73% for Class A, Class L, Class I, Class C, Class R6 and Class IR shares, respectively.

  *  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (43.1%)
		Australia (2.6%)
		Basic Materials
	$1,550	Glencore Funding LLC (a)	3.875%		10/27/27	$1,506,862
	2,200	Glencore Funding LLC, Series GLEN	0.00	(b)	03/27/25	2,538,668
	2,150	Newcastle Coal Infrastructure Group Pty Ltd. (a)(c)	4.40		09/29/27	1,937,896
	1,925	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.70		05/12/31	1,645,874
						7,629,300
		Energy
	2,098	Santos Finance Ltd.	4.125		09/14/27	2,029,969
		Finance
	2,000	Australia & New Zealand Banking Group Ltd. (a)	2.57		11/25/35	1,647,869
EUR	2,300	Commonwealth Bank of Australia	1.936		10/03/29	2,401,869
	$2,075	Westpac Banking Corp.	2.668		11/15/35	1,703,124
						5,752,862
		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125		06/01/26	1,762,222
	$2,080	Canpack SA/Canpack US LLC (a)	3.875		11/15/29	1,789,018
						3,551,240
		Utilities
EUR	1,200	APT Pipelines Ltd.	2.00		03/22/27	1,240,995
	$2,275	APT Pipelines Ltd. (a)	4.20		03/23/25	2,282,157
						3,523,152
		Total Australia				22,486,523
		Belgium (0.2%)
		Consumer, Non-Cyclical
EUR	1,750	Anheuser-Busch InBev SA	3.70		04/02/40	1,962,635
		Brazil (0.7%)
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50		01/31/30	1,047,097
		Communications
	1,030	MercadoLibre, Inc.	3.125		01/14/31	834,650

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Consumer, Non-Cyclical
$1,725	JBS Finance Luxembourg Sarl (a)	2.50%	01/15/27	$1,550,223
2,660	MARB BondCo PLC (a)	3.95	01/29/31	2,214,424
				3,764,647
	Total Brazil			5,646,394
	Burkina Faso (0.2%)
	Basic Materials
1,930	IAMGOLD Corp. (a)	5.75	10/15/28	1,644,389
	Canada (1.9%)
	Basic Materials
1,475	Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)	8.75	07/15/26	1,500,894
2,570	Hudbay Minerals, Inc. (a)	4.50	04/01/26	2,379,229
1,960	NOVA Chemicals Corp. (a)	4.875	06/01/24	1,935,588
				5,815,711
	Communications
3,050	Rogers Communications Inc. (a)	2.95	03/15/25	2,977,182
1,729	Shopify, Inc.	0.125	11/01/25	1,509,417
				4,486,599
	Consumer, Non-Cyclical
1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,136,963
1,980	Garda World Security Corp. (a)	9.50	11/01/27	1,948,092
				3,085,055
	Finance
1,725	Bank of Nova Scotia (The)	0.40	09/15/23	1,668,933
	Industrials
1,500	Titan Acquisition Ltd./Titan Co-Borrower LLC (a)	7.75	04/15/26	1,449,533
	Total Canada			16,505,831
	Cayman Islands (0.2%)
	Finance
1,375	Banco del Pacifico SA	8.75	12/20/24	1,347,500
	Chile (0.2%)
	Communications
2,030	Liberty Latin America Ltd.	2.00	07/15/24	1,851,106

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		China (1.0%)
		Basic Materials
	$1,080	CNAC HK Finbridge Co. Ltd.	3.875%	06/19/29	$1,021,024
		Communications
	1,463	Baidu, Inc.	1.72	04/09/26	1,337,909
	2,000	Baidu, Inc. (c)	2.875	07/06/22	2,000,289
EUR	1,600	Prosus NV	2.031	08/03/32	1,315,417
	$2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,002,911
					6,656,526
		Finance
	1,720	Country Garden Holdings Co., Ltd.	7.25	04/08/26	1,277,100
		Total China			8,954,650
		Colombia (0.1%)
		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30	780,597
		Denmark (0.3%)
		Finance
EUR	2,200	Danske Bank A/S	1.375	02/12/30	2,213,203
		France (2.8%)
		Communications
	2,450	Orange SA	5.00	(d)	2,788,400
		Consumer, Cyclical
	3,000	Renault SA	1.125	10/04/27	2,576,980
		Energy
	2,300	TotalEnergies SE	2.708	(d)	2,433,852
	$2,000	TotalEnergies SE, Series FP	0.50	12/02/22	2,050,327
					4,484,179
		Finance
EUR	3,000	AXA SA	3.25	05/28/49	3,122,594
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,312,002
EUR	3,000	BNP Paribas SA	2.875	10/01/26	3,185,827
	$1,875	BPCE SA (a)	5.15	07/21/24	1,912,044
EUR	2,000	Credit Agricole Assurances SA	4.50	(d)	2,169,241
	2,000	Credit Agricole SA	2.625	03/17/27	2,099,619
					14,801,327
		Total France			24,650,886

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Germany (1.7%)
		Consumer, Cyclical
EUR	1,500	Volkswagen International Finance N.V.	4.625%	(d)	$1,590,512
		Consumer, Non-Cyclical
	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	809,372
	1,000	Techem Verwaltungsgesellschaft 675 mbH	2.00	07/15/25	981,056
					1,790,428
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,144,348
		Finance
	$3,000	Deutsche Bank AG, Series E	0.962	11/08/23	2,892,163
EUR	2,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	2,514,757
	2,300	Vonovia SE	0.625	12/14/29	2,048,474
					7,455,394
		Industrials
	1,600	Deutsche Post AG, Series DPW	0.05	06/30/25	1,762,737
		Total Germany			14,743,419
		India (0.7%)
		Communications
	$1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,178,113
	1,990	Bharti Airtel Ltd.	4.375	06/10/25	1,979,630
					3,157,743
		Energy
	200	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	193,878
	1,600	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,552,269
					1,746,147
		Industrials
	1,500	Indian Railway Finance Corp. Ltd. (a)(c)	3.57	01/21/32	1,322,332
		Total India			6,226,222

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Ireland (0.6%)
		Finance
	$2,125	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45%	10/29/26	$1,892,022
	1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,669,014
	1,300	Park Aerospace Holdings Ltd. (a)	5.50	02/15/24	1,314,739
		Total Ireland			4,875,775
		Italy (0.6%)
		Finance
EUR	3,000	Assicurazioni Generali SpA	5.50	10/27/47	3,354,453
		Utilities
	1,900	Enel SpA	2.50	(d)	2,015,363
		Total Italy			5,369,816
		Luxembourg (0.3%)
		Finance
	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	954,176
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,557,670
		Total Luxembourg			2,511,846
		Mexico (0.1%)
		Finance
	$1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,148,000
		Netherlands (1.9%)
		Communications
EUR	2,000	UPC Holding BV	3.875	06/15/29	1,930,951
		Consumer, Cyclical
	2,250	Nobel Bidco BV (a)	3.125	06/15/28	1,980,208
		Consumer, Non-Cyclical
	2,000	Q-Park Holding I BV (a)	1.50	03/01/25	1,920,526
		Finance
	3,000	ASR Nederland N.V.	5.00	(d)	3,303,313
	3,000	ING Groep N.V.	1.00	11/13/30	2,949,210
	3,000	NN Group N.V.	4.50	(d)	3,265,446
					9,517,969

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
	$1,510	InterGen N.V. (a)	7.00%	06/30/23	$1,478,773
		Total Netherlands			16,828,427
		Panama (0.1%)
		Utilities
	1,000	AES Panama Generation Holdings SRL	4.375	05/31/30	891,235
		Portugal (0.2%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70	07/20/80	1,750,169
		Russia (0.0%) (e)
		Finance
	725	Credit Bank of Moscow Via CBOM Finance PLC (a)	3.10	01/21/26	133,847
		Spain (2.3%)
		Communications
	2,000	Telefonica Europe BV	5.875	(d)	2,208,477
		Consumer, Non-Cyclical
	425	Grifols SA (a)	2.25	11/15/27	406,635
	1,175	Grifols SA	2.25	11/15/27	1,124,225
					1,530,860
		Energy
	2,050	Repsol International Finance BV	2.50	(d)	1,951,790
		Finance
	3,000	Banco Santander SA	3.125	01/19/27	3,207,640
	$3,600	Banco Santander SA	5.179	11/19/25	3,685,912
EUR	2,700	CaixaBank SA	2.25	04/17/30	2,763,892
	2,000	Inmobiliaria Colonial Socimi SA	1.35	10/14/28	1,957,207
					11,614,651
		Utilities
	1,700	Iberdrola International BV, Series NC6	1.45	(d)	1,619,068
	900	IE2 Holdco SAU	2.875	06/01/26	991,260
					2,610,328
		Total Spain			19,916,106

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Sweden (0.4%)
		Finance
EUR	2,100	Akelius Residential Property Financing BV	1.125%	01/11/29	$1,937,869
	1,750	Intrum AB	3.125	07/15/24	1,806,147
		Total Sweden			3,744,016
		Switzerland (0.7%)
		Basic Materials
	$1,000	Syngenta Finance N.V. (a)	4.441	04/24/23	1,007,246
		Finance
	2,925	Credit Suisse Group AG (a)	2.593	09/11/25	2,792,768
	390	Credit Suisse Group AG (a)	2.997	12/14/23	388,909
	1,375	UBS AG	5.125	05/15/24	1,400,716
					4,582,393
		Total Switzerland			5,589,639
		Turkey (0.3%)
		Basic Materials
	2,670	Eldorado Gold Corp. (a)(c)	6.25	09/01/29	2,586,709
		United Arab Emirates (0.2%)
		Energy
	2,400	Galaxy Pipeline Assets Bidco Ltd. (a)	2.625	03/31/36	2,014,313
		United Kingdom (2.6%)
		Consumer, Non-Cyclical
	1,125	BAT Capital Corp.	4.906	04/02/30	1,086,888
	2,350	Imperial Brands Finance PLC (a)	3.125	07/26/24	2,304,457
					3,391,345
		Energy
	1,075	BP Capital Markets PLC	4.375	(d)	1,047,373
	2,300	BP Capital Markets PLC	4.875	(d)	2,212,197
GBP	1,400	BP Capital Markets PLC, Series BP	1.00	04/28/23	1,825,822
					5,085,392
		Finance
EUR	1,700	Aviva PLC	3.875	07/03/44	1,850,288
	$1,600	Barclays PLC	3.932	05/07/25	1,593,670
	3,000	HSBC Holdings PLC	2.633	11/07/25	2,890,646
	1,000	HSBC Holdings PLC	4.375	11/23/26	990,996
GBP	600	Lloyds Banking Group PLC	2.25	10/16/24	735,718

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,375	Lloyds Banking Group PLC	4.375%		03/22/28	$1,362,704
EUR	900	Lloyds Banking Group PLC	4.947		(d)	951,235
	$2,650	Standard Chartered PLC (a)	2.678		06/29/32	2,196,192
						12,571,449
		Utilities
GBP	850	NGG Finance PLC	5.625		06/18/73	1,077,086
		Total United Kingdom				22,125,272
		United States (20.2%)
		Basic Materials
	$1,380	Chemours Co. (The) (a)	5.75		11/15/28	1,295,392
	1,475	GPD Cos, Inc. (a)	10.125		04/01/26	1,539,598
	465	JW Aluminum Continuous Cast Co. (a)	10.25		06/01/26	485,291
	1,475	Rain CII Carbon LLC/CII Carbon Corp. (a)	7.25		04/01/25	1,421,760
						4,742,041
		Communications
	1,306	Arches Buyer, Inc. (a)	4.25		06/01/28	1,162,529
	2,200	AT&T, Inc.	2.55		12/01/33	1,828,155
	2,725	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80		04/01/31	2,265,300
	2,950	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	3,008,234
	1,350	Expedia Group, Inc. (c)	0.00	(b)	02/15/26	1,589,625
	2,175	Level 3 Financing, Inc. (a)	3.40		03/01/27	1,960,273
	1,375	Liberty Interactive LLC (c)	8.25		02/01/30	1,216,573
	1,475	Photo Holdings Merger Sub, Inc. (a)	8.50		10/01/26	1,366,374
	2,850	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC (a)	4.738		03/20/25	2,873,599
	1,275	T-Mobile USA, Inc.	2.25		11/15/31	1,044,554
	1,485	Uber Technologies, Inc. (c)	0.00	(b)	12/15/25	1,289,722
	2,650	Univision Communications, Inc. (a)	4.50		05/01/29	2,381,767
GBP	1,800	Verizon Communications, Inc.	1.125		11/03/28	1,992,097
	$2,630	Wayfair, Inc.	0.625		10/01/25	1,976,792
						25,955,594
		Consumer, Cyclical
	2,720	American Airlines Inc/AAdvantage Loyalty IP Ltd. (a)	5.75		04/20/29	2,625,344
	1,927	American Axle & Manufacturing, Inc.	6.50		04/01/27	1,798,035
	1,425	American Greetings Corp. (a)	8.75		04/15/25	1,409,211
	2,760	Ferrellgas LP/Ferrellgas Finance Corp. (a)	5.375		04/01/26	2,501,291

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,815	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co, Inc. (a)	6.75%		01/15/30	$1,572,943
600	General Motors Financial Co., Inc.	2.90		02/26/25	580,037
1,225	General Motors Financial Co., Inc.	3.80		04/07/25	1,211,027
2,375	General Motors Financial Co., Inc.	4.30		07/13/25	2,384,724
850	Hyundai Capital America (a)	0.80		01/08/24	810,470
3,200	Hyundai Capital America (a)(c)	1.80		01/10/28	2,762,197
2,075	Hyundai Capital America (a)(c)	3.00		02/10/27	1,954,872
3,975	Las Vegas Sands Corp.	3.20		08/08/24	3,821,335
1,530	Lions Gate Capital Holdings LLC (a)	5.50		04/15/29	1,358,257
1,320	Macy's Retail Holdings LLC (a)(c)	5.875		03/15/30	1,240,800
2,025	Magallanes, Inc. (a)	3.755		03/15/27	1,960,928
200	Magallanes, Inc. Co. (a)	4.279		03/15/32	185,899
2,170	Peloton Interactive, Inc.	0.00	(b)	02/15/26	1,776,695
2,400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)(c)	4.625		04/16/29	2,094,922
1,410	Scientific Games Holdings LP/Scientific Games US FinCo Inc (a)	6.625		03/01/30	1,341,418
1,570	Tempur Sealy International, Inc. (a)	3.875		10/15/31	1,303,948
1,350	TPro Acquisition Corp. (a)	11.00		10/15/24	1,419,714
					36,114,067
	Consumer, Non-Cyclical
220	Allied Universal Holdco LLC/Allied Universal Finance Corp (a)	6.00		06/01/29	182,328
1,430	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	9.75		07/15/27	1,389,860
1,520	Bausch Health Cos, Inc. (a)	6.125		04/15/25	1,525,419
750	Bellring Brands, Inc. (a)	7.00		03/15/30	734,048
1,970	BioMarin Pharmaceutical, Inc.	0.599		08/01/24	2,007,430
1,505	Coty, Inc. (a)(c)	6.50		04/15/26	1,465,494
1,450	Dexcom, Inc. (c)	0.25		11/15/25	1,523,406
1,600	H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)	8.50		06/01/26	1,507,408
1,050	Intercept Pharmaceuticals, Inc.	3.25		07/01/23	1,013,250
1,490	Mozart Debt Merger Sub, Inc. (a)(c)	5.25		10/01/29	1,298,744
1,575	Radiology Partners, Inc. (a)	9.25		02/01/28	1,498,486
1,400	Royalty Pharma PLC	1.20		09/02/25	1,273,000
1,090	Select Medical Corp. (a)(c)	6.25		08/15/26	1,083,602
1,500	Sotheby's (a)	7.375		10/15/27	1,481,175

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	1,400	Thermo Fisher Scientific, Inc.	0.875%		10/01/31	$1,295,881
	2,150	Upjohn Finance BV	1.362		06/23/27	2,100,781
	$2,060	US Foods, Inc. (a)	4.75		02/15/29	1,905,685
	1,500	US Renal Care, Inc. (a)	10.625		07/15/27	1,297,155
						24,583,152
		Energy
	2,600	Energy Transfer LP	5.50		06/01/27	2,695,477
	645	Global Partners LP/GLP Finance Corp.	6.875		01/15/29	629,651
	975	Global Partners LP/GLP Finance Corp.	7.00		08/01/27	954,301
	3,750	Occidental Petroleum Corp. (c)	3.50		08/15/29	3,505,875
	1,900	ONEOK, Inc.	3.10		03/15/30	1,693,575
	1,725	ONEOK, Inc.	5.85		01/15/26	1,818,481
	1,025	PBF Holding Co. LLC/PBF Finance Corp.	6.00		02/15/28	903,973
	2,350	Sabine Pass Liquefaction LLC	4.50		05/15/30	2,336,982
						14,538,315
		Finance
	1,375	Acrisure LLC/Acrisure Finance, Inc. (a)	10.125		08/01/26	1,431,842
	1,375	Advisor Group Holdings, Inc. (a)	10.75		08/01/27	1,455,431
	750	Air Lease Corp.	0.80		08/18/24	697,945
	2,950	American Express Co., SOFR + 0.23%	0.401	(f)	11/03/23	2,929,278
	1,600	AON Corp./AON Global Holdings PLC	2.85		05/28/27	1,524,613
	3,300	Bank of America Corp.	4.25		10/22/26	3,297,280
	1,500	Bank of America Corp., MTN	0.81		10/24/24	1,440,686
	3,190	Citigroup, Inc.	0.776		10/30/24	3,054,604
	2,200	Citigroup, Inc.	2.52		11/03/32	1,838,641
	2,700	Citigroup, Inc.	5.50		09/13/25	2,819,707
	1,100	Coinbase Global, Inc. (a)(c)	3.375		10/01/28	856,037
	2,450	Core Bridge Financial, Inc.	3.65		04/05/27	2,379,795
	1,375	Crown Castle International Corp.	3.30		07/01/30	1,247,300
	1,000	Enova International, Inc. (a)	8.50		09/01/24	1,004,680
	1,000	Enova International, Inc. (a)	8.50		09/15/25	996,350
	1,450	Five Point Operating Co. LP/Five Point Capital Corp. (a)	7.875		11/15/25	1,440,691
	1,180	Global Atlantic Fin Co. (a)	4.70		10/15/51	1,073,045
	3,425	GLP Capital LP/GLP Financing II, Inc.	4.00		01/15/30	3,190,165
EUR	1,800	Goldman Sachs Group, Inc. (The)	2.00		11/01/28	1,836,273
	$1,425	Howard Hughes Corp. (The) (a)	4.375		02/01/31	1,269,611
	2,060	Jane Street Group/JSG Finance, Inc. (a)	4.50		11/15/29	1,910,434

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,610	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	5.00%		08/15/28	$1,468,127
	2,300	JPMorgan Chase & Co.	4.125		12/15/26	2,288,329
	1,100	JPMorgan Chase Bank NA	0.00	(b)	12/28/23	1,054,900
EUR	1,500	Prologis Euro Finance LLC	1.875		01/05/29	1,524,572
	$1,525	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375		06/15/25	1,500,859
	1,060	SVB Financial Group	4.10		(d)	863,900
						46,395,095
		Industrials
	1,825	Boeing Co. (The)	2.196		02/04/26	1,666,568
	850	Boeing Co. (The)	5.15		05/01/30	845,056
	1,425	LABL Inc. (a)	10.50		07/15/27	1,377,120
	2,615	Mauser Packaging Solutions Holding Co. (a)	7.25		04/15/25	2,481,256
	1,395	Trident TPI Holdings, Inc. (a)	6.625		11/01/25	1,351,894
	1,415	Triumph Group, Inc. (a)	6.25		09/15/24	1,363,933
	1,900	Vontier Corp.	1.80		04/01/26	1,692,292
	1,420	Werner FinCo LP/Werner FinCo, Inc. (a)(c)	8.75		07/15/25	1,467,676
						12,245,795
		Technology
	2,300	Broadcom, Inc.	4.30		11/15/32	2,159,168
	1,262	Castle US Holding Corp. (a)	9.50		02/15/28	1,166,170
	2,150	Dell International LLC/EMC Corp.	4.00		07/15/24	2,162,788
EUR	1,900	Fidelity National Information Services, Inc.	1.50		05/21/27	1,947,587
	$1,950	Western Digital Corp.	1.50		02/01/24	1,881,750
						9,317,463
		Utilities
	2,240	NRG Energy, Inc. (a)	3.625		02/15/31	1,868,373
		Total United States				175,759,895
		Total Corporate Bonds (Cost $418,317,528)				374,258,420
		Sovereign (7.8%)
		China (1.0%)
CNY	30,000	China Government Bond	2.89		11/18/31	4,566,685
	26,000	China Government Bond	3.27		11/19/30	4,075,192
		Total China				8,641,877

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Dominican Republic (0.4%)
	$2,000	Dominican Republic International Bond (a)	4.875%	09/23/32	$1,684,656
	500	Dominican Republic International Bond (a)	5.50	02/22/29	469,125
	2,100	Dominican Republic International Bond (a)	5.875	01/30/60	1,602,065
		Total Dominican Republic			3,755,846
		Ecuador (0.3%)
	3,500	Ecuador Government International Bond (a)(g)	1.00	07/31/35	2,197,247
		Egypt (0.9%)
EGP	24,000	Egypt Government Bond	13.765	01/05/24	1,291,859
	24,000	Egypt Government Bond	14.06	01/12/26	1,275,032
	24,000	Egypt Government Bond	14.292	01/05/28	1,214,606
EUR	1,700	Egypt Government International Bond (a)	4.75	04/16/26	1,513,643
	2,400	Egypt Government International Bond (a)	6.375	04/11/31	1,914,968
	$970	Egypt Government International Bond (a)	7.50	02/16/61	651,698
	400	Egypt Government International Bond (a)	8.875	05/29/50	295,960
		Total Egypt			8,157,766
		Greece (0.2%)
EUR	1,372	Hellenic Republic Government Bond (a)	2.00	04/22/27	1,419,390
		Indonesia (0.3%)
	500	Indonesia Government International Bond	0.90	02/14/27	490,535
	$2,400	Perusahaan Listrik Negara PT (a)	6.25	01/25/49	2,401,920
		Total Indonesia			2,892,455
		Italy (1.1%)
EUR	8,806	Italy Buoni Poliennali Del Tesoro (a)	0.65	10/28/27	9,763,099
		Ivory Coast (0.2%)
	2,100	Ivory Coast Government International Bond (a)	4.875	01/30/32	1,868,575
		Mexico (0.5%)
	1,300	Petroleos Mexicanos	2.75	04/21/27	1,173,617
	$1,700	Petroleos Mexicanos	6.70	02/16/32	1,468,179
	1,000	Petroleos Mexicanos	6.95	01/28/60	726,975
	1,100	Petroleos Mexicanos	7.69	01/23/50	861,779
		Total Mexico			4,230,550

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Nigeria (0.4%)
	$1,300	Africa Finance Corp. (a)	4.375%		04/17/26	$1,296,685
	1,700	Nigeria Government International Bond (a)	9.248		01/21/49	1,431,536
	1,070	Republic of Nigeria (a)	8.375		03/24/29	1,001,071
		Total Nigeria				3,729,292
		Qatar (0.1%)
	900	Qatar Government International Bond	5.103		04/23/48	1,003,909
		Romania (0.2%)
EUR	1,700	Romanian Government International Bond (a)	3.75		02/07/34	1,528,080
		Senegal (0.2%)
	$2,000	Senegal Government International Bond	6.25		05/23/33	1,794,020
		South Africa (2.0%)
	1,100	Eskom Holdings SOC Ltd.	7.125		02/11/25	1,053,965
ZAR	8,000	Republic of South Africa Government Bond	8.00		01/31/30	453,810
	114,000	Republic of South Africa Government Bond	8.25		03/31/32	6,291,024
	123,000	Republic of South Africa Government Bond	9.00		01/31/40	6,593,361
	$2,800	Republic of South Africa Government International Bond	5.875		04/20/32	2,668,120
		Total South Africa				17,060,280
		Total Sovereign (Cost $73,213,446)				68,042,386
		Agency Fixed Rate Mortgages (0.0%) (e)
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	676
		Federal National Mortgage Association, Conventional Pools:
	19		6.50		05/01/28 - 01/01/32	19,812
	3		7.00		11/01/32	2,780
		Government National Mortgage Association, Various Pools:
	3		7.50		07/20/25	3,359
	10		8.00		08/15/22 - 05/15/30	11,143
		Total Agency Fixed Rate Mortgages (Cost $36,822)				37,770
		Asset-Backed Securities (13.8%)
	816	ABFC Trust, 1 Month USD LIBOR + 1.05%	1.718	(f)	08/25/33	803,864
	1,000	American Homes 4 Rent (a)	5.885		04/17/52	994,278
	2,649	AMSR Trust (a)	3.867		01/19/39	2,425,260

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$500	Apidos XXXV, 3 Month USD LIBOR + 5.75% (a)	6.813	(f)%	04/20/34	$494,221
65	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.38%	1.048	(f)	03/25/36	63,660
1,741	Bayview Financial Revolving Asset Trust, 1 Month USD LIBOR + 1.00% (a)	1.749	(f)	02/28/40	1,666,604
283	Bear Stearns Asset-Backed Securities Trust	2.669	(f)	07/25/36	281,696
2,359	Blackbird Capital Aircraft Lease Securitization Ltd. (a)(g)	4.213		12/16/41	2,188,708
614	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	0.994	(f)	10/20/40	572,571
2,799	Cascade Funding Mortgage Trust (a)	4.00	(f)	06/25/69	2,700,350
1,249	Cascade MH Asset Trust (a)	4.00	(f)	11/25/44	1,198,438
	CBAM 2020-14 Ltd.
500	3 Month USD LIBOR + 3.10% (a)	4.163	(f)	04/20/34	487,259
250	3 Month USD LIBOR + 6.50% (a)	7.563	(f)	04/20/34	239,126
3,000	CFMT 2020-HB4 LLC (a)	2.72	(f)	12/26/30	2,873,882
775	Chase Funding Loan Acquisition Trust	5.50		08/25/34	742,359
133	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	1.994	(f)	03/20/43	131,983
741	Citigroup Mortgage Loan Trust, 1 Month USD LIBOR + 3.00% (a)	3.668	(f)	07/25/44	782,618
3,000	Cologix Data Centers US Issuer LLC (a)	3.30		12/26/51	2,832,896
	Conn's Receivables Funding LLC
251	(a)	4.20		06/16/25	249,895
201	(a)	4.27		06/16/25	200,929
2,000	(a)	4.59		05/15/26	1,894,649
	Consumer Loan Underlying Bond Credit Trust
1,929	(a)	4.41		10/15/26	1,915,231
153	(a)	5.21		07/15/25	153,586
1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.575%	2.243	(f)	03/25/35	1,472,403
877	Diamond Resorts Owner Trust (a)	4.02		02/20/32	859,286
1,850	DT Auto Owner Trust (a)	4.94		02/17/26	1,875,949
2,062	ECAF I Ltd. (Cayman Islands) (a)	4.947		06/15/40	1,712,146
106	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (a)	2.168	(f)	11/25/30	106,284
600	Exeter Automobile Receivables Trust (a)	5.38		07/15/25	611,564
2,500	Finance of America HECM Buyout (a)	4.57	(f)	07/25/30	2,418,482
700	First Investors Auto Owner Trust (a)	5.36		01/15/25	708,241

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Flagship Credit Auto Trust
	$500	(a)	5.10%		05/15/25	$504,674
	805	(a)	5.28		12/15/25	816,089
	4,000	FMC GMSR Issuer Trust	1.00		04/25/27	4,000,000
	1,253	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	929,187
		GSAA Home Equity Trust (g)
	101	1 Month USD LIBOR + 1.875%	2.543	(f)	12/25/34	102,305
	367		6.502		11/25/36	175,427
	258	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	228,931
	500	KKR Clo 16 Ltd., 3 Month USD LIBOR + 7.11% (a)	8.173	(f)	10/20/34	480,340
	1,376	LoanMe Trust (a)	5.00		09/15/34	1,348,986
	1,115	METAL LLC (a)	4.581		10/15/42	924,661
	4,694	MFA 2021-NPL1 LLC (a)	2.363		03/25/60	4,575,246
		New Residential Mortgage LLC
	3,792	(a)	5.437		06/25/25	3,749,499
	1,288	(a)	5.437		07/25/25	1,273,286
		Newday Funding PLC
GBP	2,000		2.591		03/15/29	2,510,804
	1,000	1 Month GBP SONIA + 3.00% (United Kingdom) (a)	3.628	(f)	09/15/27	1,265,897
		Newtek Small Business Loan Trust
	$569	Prime - 0.55% (a)	2.95	(f)	02/25/44	567,534
	1,331	Prime + 0.10% (a)	3.60	(f)	12/25/48	1,329,507
	400	NRZ Advance Receivables Trust (a)	5.801		10/15/52	400,833
		NRZ Excess Spread-Collateralized Notes
	1,322	(a)	2.981		03/25/26	1,226,957
		Class A
	2,883	(a)	3.104		07/25/26	2,669,113
	1,978	(a)	3.228		05/25/26	1,837,263
	2,828	Oakwood Mortgage Investors, Inc.	7.405	(f)	06/15/31	498,916
	728	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.54%	1.208	(f)	03/25/37	715,746
	3,000	PMT FMSR Issuer Trust, 1 Month USD LIBOR + 3.00% (a)	3.668	(f)	03/25/26	2,931,823
	4,500	PNMAC FMSR Issuer Trust, 1 Month USD LIBOR + 2.35% (a)	3.018	(f)	04/25/23	4,447,583
		PNMAC GMSR Issuer Trust
	3,337	1 Month USD LIBOR + 2.65% (a)	3.318	(f)	08/25/25	3,308,742
	3,000	1 Month USD LIBOR + 2.85% (a)	3.518	(f)	02/25/23	2,989,781

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Progress Residential 2020-SFR1 Trust
$2,975	(a)	3.032%		04/17/37	$2,778,383
2,447	(a)	3.431		04/17/37	2,266,778
2,966	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,438,026
510	ReadyCap Lending Small Business Loan Trust Prime - 0.50% (a)	3.00	(f)	12/27/44	499,187
250	Regatta XVIII Funding Ltd., 3 Month USD LIBOR + 5.95% (a)	6.994	(f)	01/15/34	249,653
2,511	Shenton Aircraft Investment I Ltd. (Cayman Islands)	4.75		10/15/42	2,294,008
2,240	Skopos Auto Receivables Trust (a)	5.24		04/15/25	2,232,970
1,171	START Ireland (Bermuda) (a)	4.089		03/15/44	1,089,638
1,942	Start Ltd. (Bermuda) (a)	4.089		05/15/43	1,791,671
1,000	TICP VI Ltd., 3 Month USD LIBOR + 6.25% (a)	7.294	(f)	01/15/34	963,398
	Tricon American Homes Trust
1,480	(a)	3.745		03/17/38	1,357,531
3,000	(a)	4.216		01/17/36	2,925,047
4,000	(a)	4.882		07/17/38	3,755,318
3,000	(a)	5.104		01/17/36	2,951,155
1,225	Trimaran Cavu 2021-1 Ltd., 3 Month USD LIBOR + 3.45% (Cayman Islands) (a)	4.634	(f)	04/23/32	1,198,851
	Trinitas VI Ltd.
1,000	3 Month USD LIBOR + 3.75% (a)	4.934	(f)	01/25/34	969,781
1,000	3 Month USD LIBOR + 6.816% (a)	8.00	(f)	01/25/34	980,580
474	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	0.928	(f)	03/25/36	468,654
	Upstart Securitization Trust
40	(a)	3.734		09/20/29	40,037
689	(a)	3.829		01/21/30	690,173
536	US Auto Funding 2019-1 LLC (a)	5.34		03/15/23	536,838
3,500	USASF Receivables 2019-1A LLC (a)	8.06		11/15/25	3,536,732
1,700	USASF Receivables 2020-1 LLC (a)	9.35		03/15/27	1,737,965
1,000	Vibrant XII Ltd., 3 Month USD LIBOR + 7.11% (a)	8.173	(f)	01/20/34	965,404
	Total Asset-Backed Securities (Cost $125,598,022)				120,185,326

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
	Federal Home Loan Mortgage Corporation
$100	1 Month USD LIBOR + 5.25% (a)	5.702	(f)%	07/25/26	$100,547
	IO
7,000		2.719	(f)	01/25/49	1,237,559
6,430		3.173	(f)	11/25/36	1,862,585
	Federal National Mortgage Association,
	IO REMIC
293		1.467	(f)	03/25/44	11,115
587		1.505	(f)	10/25/39	30,202
108	6.55% - 1 Month USD LIBOR	5.882	(h)	08/25/41	4,250
	Government National Mortgage Association,
	IO
715	6.25% - 1 Month USD LIBOR	5.656	(h)	12/20/42	101,222
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,549,172)				3,347,480
	Commercial Mortgage-Backed Securities (2.0%)
383	BX Trust, 1 Month USD LIBOR + 1.975% (a)	2.529	(f)	09/15/37	365,082
552	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.854% (a)	2.408	(f)	11/15/31	543,778
900	Citigroup Commercial Mortgage Trust (a)	3.62	(f)	12/10/41	724,504
	COMM Mortgage Trust
1,500	(a)	3.513	(f)	08/15/57	1,357,259
300		4.744		02/10/47	287,502
139	(a)	4.907	(f)	07/15/47	131,360
	IO
3,239		0.677	(f)	02/10/47	25,691
756	COOF Securitization Trust, IO (a)	2.091	(f)	10/25/40	57,112
4,680	COOF Securitization Trust II, IO (a)	1.813	(f)	08/25/41	310,406
4,000	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (a)	3.554	(f)	12/15/35	3,984,187
31,675	GS Mortgage Securities Corp. II, IO (a)	0.61	(f)	10/10/32	16,842
443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.45% (a)	3.005	(f)	01/15/33	440,153
3,225	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.996	(f)	07/15/47	34,285

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		JPMBB Commercial Mortgage Securities Trust
	$136	(a)	4.133	(f)%	09/15/47	$126,795
	405	(a)	4.807	(f)	04/15/47	386,384
		IO
	2,875		1.113	(f)	08/15/47	45,987
		KGS-Alpha SBA COOF Trust,
		IO
	652	(a)	2.692	(f)	04/25/40	35,681
	486	(a)	2.959	(f)	07/25/41	54,563
	1,500	MFT Mortgage Trust (a)	3.392	(f)	08/10/40	1,309,355
	1,000	MKT 2020-525M Mortgage Trust (a)	3.039	(f)	02/12/40	730,530
	790	Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95% (a)	2.618	(f)	03/25/50	773,544
	1,500	Natixis Commercial Mortgage Securities Trust (a)	4.272	(f)	05/15/39	1,229,373
	1,480	Sutherland Commercial Mortgage Trust (a)	2.23	(f)	12/25/41	1,309,956
EUR	1,085	Taurus 2018-1 IT SRL, 3 Month EURIBOR + 1.00% (Italy)	1.00	(f)	05/18/30	1,138,662
	$478	VCC 2020-MC1 Trust (a)	4.50	(f)	06/25/45	477,705
	900	Wells Fargo Commercial Mortgage Trust (a)	4.511	(f)	04/15/50	796,909
	541	WFRBS Commercial Mortgage Trust (a)	5.152	(f)	09/15/46	514,315
		Total Commercial Mortgage-Backed Securities (Cost $18,265,225)				17,207,920
		Mortgages - Other (20.0%)
	2,918	510 Asset Backed 2021-NPL1 Trust (a)(g)	2.24		06/25/61	2,789,780
		Alternative Loan Trust
	96	1 Month USD LIBOR + 0.36%	1.028	(f)	05/25/47	87,320
	200	1 Month USD LIBOR + 0.50%	1.168	(f)	10/25/35	139,995
	117		2.284	(f)	10/25/35	108,364
	45		2.874	(f)	08/25/35	43,160
	91		3.313	(f)	05/25/36	73,674
	19		5.50		02/25/36	14,007
	323		6.00		04/25/36	186,686
	156		6.00		07/25/37	117,539
		PAC
	15		5.50		02/25/36	10,765
	46		6.00		04/25/36	29,798
	4,038	Asset Backed Trust (a)	2.116		06/25/61	3,820,853
	96	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	1.318	(f)	07/25/46	78,067

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Banc of America Funding Trust
	$13		5.25%		07/25/37	$12,403
	412		5.50		09/25/35	411,714
	58		6.00		07/25/37	51,341
GBP	800	Banna RMBS DAC, 3 Month GBP SONIA LIBOR + 3.50% (United Kingdom)	4.191		12/30/63	989,617
	$74	BCAP LLC Trust (a)	3.205	(f)	03/26/37	62,258
		Bear Stearns Trust
	49		3.101	(f)	05/25/47	47,309
	214		3.313	(f)	05/25/36	205,219
	3,017	Brean Asset Backed Securities Trust (a)	1.40	(f)	10/25/63	2,701,989
		Cascade Funding Mortgage Trust
	1,000	(a)	2.00	(f)	02/25/52	793,611
	671	(a)	2.80	(f)	06/25/69	656,513
	3,000	(a)	3.735	(f)	06/25/36	2,810,713
	3,430	(a)	4.00	(f)	10/25/68	3,377,062
	2,239	(a)	4.00	(f)	06/25/69	2,119,924
	2,271	CFMT 2020-ABC1 LLC (a)	2.00	(f)	09/25/50	2,057,632
		CFMT 2020-HB4 LLC
	1,100	(a)	4.948	(f)	12/26/30	1,069,875
	1,310	(a)	6.00	(f)	12/26/30	1,283,033
		CFMT 2021-HB5 LLC
	4,000	(a)	2.91	(f)	02/25/31	3,807,737
	2,000	(a)	5.683	(f)	02/25/31	1,934,963
	4,500	CFMT 2021-HB7 LLC (a)	5.072	(f)	10/27/31	4,285,218
	95	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	1.268	(f)	02/25/37	30,046
	60	ChaseFlex Trust	6.50		02/25/35	53,834
		CHL Mortgage Pass-Through Trust
	305		2.17	(f)	09/25/34	286,982
	117		5.50		05/25/34	117,524
	674		6.00		12/25/36	468,696
		CIM Trust
	2,578	(a)	2.568		07/25/59	2,486,889
	1,994	(a)	2.569		07/25/55	1,929,307
	3,605	(a)	2.816		10/25/61	3,434,830
		Citigroup Mortgage Loan Trust
	1,201	(a)	2.50	(f)	05/25/51	1,063,855
	2,154	(a)	2.50	(f)	09/25/51	1,914,228
	77		2.809	(f)	11/25/36	74,436

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Credit Suisse Mortgage Trust
	$3,000	1 Month USD LIBOR + 3.459% (a)	4.013	(f)%	05/15/23	$2,885,078
	2,800	1 Month USD LIBOR + 3.714% (a)	4.269	(f)	08/15/23	2,767,509
	3,581	1 Month USD LIBOR + 3.969% (a)	4.524	(f)	04/15/23	3,520,580
		CSFB Mortgage-Backed Pass-Through Certificates
	288		6.50		12/25/33	280,699
	315		7.50		10/25/32	319,073
		CSMC Mortgage-Backed Trust
	799		5.587	(f)	04/25/37	252,413
	1,653		6.50		05/25/36	640,967
EUR	1,160	Dssv Sarl, 3 Month EURIBOR + 3.00% (Spain)	3.00		10/15/24	1,187,101
	$4,284	Eagle Re 2019-1 Ltd.	5.168		04/25/29	4,253,453
EUR	305	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.352	(f)	04/17/41	308,734
	866	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(f)	08/02/50	728,100
	$5,000	Finance of America HECM Buyout 2022-HB1 (a)	7.87	(f)	02/25/32	4,850,048
		FMC GMSR Issuer Trust
	1,600	(a)	4.44	(f)	10/25/26	1,461,461
	2,000	(a)	4.45	(f)	01/25/26	1,904,569
		Class A
	4,000	(a)	3.62	(f)	07/25/26	3,695,198
GBP	1,400	Great Hall Mortgages No. 1 PLC, 3 Month GBP LIBOR + 3.119% (United Kingdom)	3.236	(f)	06/18/38	1,754,345
		GSR Mortgage Loan Trust
	$91		2.424	(f)	03/25/37	66,933
	443		2.68	(f)	12/25/34	442,930
	12		3.003	(f)	05/25/35	10,771
	1,053		5.50		03/25/35	1,017,326
	231	HarborView Mortgage Loan Trust	2.126	(f)	05/19/33	228,860
	4,000	Headlands Residential 2021-RPL1 LLC (a)	2.487	(f)	09/25/26	3,842,400
EUR	869	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(f)	03/22/44	858,501
	$26	Impac CMB Trust, 1 Month USD LIBOR + 0.78%	1.448	(f)	10/25/35	26,636
	130	JP Morgan Alternative Loan Trust	6.00		12/25/35	106,763
	3,800	JP Morgan Mortgage Trust	3.50		09/25/52	3,572,000
	3,465	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35		07/13/52	3,361,223

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	1,027	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(f)%	09/16/48	$986,402
		Legacy Mortgage Asset Trust
	$4,739	(a)	3.00		06/25/59	4,732,979
	3,763	(a)	3.25		02/25/60	3,708,974
	3,000	(a)	4.50		09/25/59	2,970,966
		Lehman Mortgage Trust
	83		5.50		02/25/36	54,321
	341		6.50		09/25/37	149,709
		Ludgate Funding PLC
EUR	982	3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(f)	12/01/60	979,536
	942	3 Month EURIBOR + 0.85% (United Kingdom)	0.386	(f)	01/01/61	925,661
	539	3 Month EURIBOR + 1.10% (United Kingdom)	0.636	(f)	01/01/61	513,049
GBP	988	Mansard Mortgages 2007-2 PLC, 3 Month GBP LIBOR + 3.119% (United Kingdom)	3.098	(f)	12/15/49	1,255,224
		Mansard Mortgages PLC
	486	3 Month GBP LIBOR + 1.219% (United Kingdom)	1.672	(f)	10/15/48	585,838
	461	3 Month GBP LIBOR+ 2.119% (United Kingdom)	2.098	(f)	12/15/49	582,586
		MASTR Alternative Loan Trust
	$734		5.50		02/25/35	732,427
	749		6.00		05/25/33	739,602
	29	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(f)	06/25/36	22,300
		Mello Mortgage Capital Acceptance
	1,729	(a)	2.50	(f)	06/25/51	1,524,058
	2,432	(a)	2.50	(f)	07/01/51	2,161,753
	1,155	Merrill Lynch Mortgage Investors Trust, IO (a)	1.687	(f)	02/25/36	17,694
GBP	1,500	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	4.222	(f)	03/13/46	1,879,206
	$130	MortgageIT Trust, 1 Month USD LIBOR + 0.90%	1.568	(f)	10/25/35	126,911
GBP	791	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	4.037	(f)	12/15/50	987,313
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$111	1 Month USD LIBOR + 0.12%	0.788	(f)	10/25/36	102,309
	100		2.75	(f)	06/25/36	91,032
	2,167		5.755	(f)	06/25/36	731,320
	5,534	NYMT Loan Trust (a)	2.944	(f)	10/25/60	5,428,291
	3,309	PMC PLS ESR Issuer LLC (a)	5.114		02/25/27	3,236,436
	2,471	Preston Ridge Partners LLC (a)	1.743	(f)	09/25/26	2,334,901

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$3,183	PRMI Securitization Trust (a)	2.50	(f)%	04/25/51	$2,806,624
		RALI Trust
	61		6.00		04/25/36	56,424
	82		6.00		08/25/36	75,226
	39		6.00		01/25/37	34,483
	3,700	Rate Mortgage Trust (a)	2.50	(f)	11/25/51	3,289,040
		Reperforming Loan REMIC Trust
	165	(a)	6.50		03/25/35	162,377
	185	(a)	7.50		11/25/34	189,016
	281	RFMSI Series Trust	6.00		07/25/36	261,388
GBP	573	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.589% (United Kingdom)	1.492	(f)	06/12/44	693,605
		RMF Buyout Issuance Trust
	$3,500	(a)	3.63	(f)	10/25/50	3,272,528
	1,200	2021-HB1 (a)	3.69	(f)	11/25/31	1,122,846
	4,000	RBIT 2022 (a)	4.50	(f)	04/25/32	3,372,800
	2,133	RMF Proprietary Issuance Trust (a)	3.25	(f)	04/26/60	2,017,925
		Seasoned Credit Risk Transfer Trust
	1,378	(a)	3.75	(f)	09/25/55	1,297,876
	3,000	(a)	4.25	(f)	08/25/59	2,773,785
	1,000	(a)	4.50	(f)	02/25/59	921,291
	2,200		4.75	(f)	10/25/58	2,079,682
	245	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	1.214	(f)	07/20/33	228,585
	3,000	SG Commercial Mortgage Securities Trust (a)	3.593	(f)	09/15/39	2,495,214
	3,853	Stanwich Mortgage Loan Co. LLC (a)(g)	2.735		10/16/26	3,713,165
	66	STARM Mortgage Loan Trust	2.684	(f)	10/25/37	60,553
		Structured Adjustable Rate Mortgage Loan Trust
	360		1.374	(f)	11/25/34	338,651
	406		2.493	(f)	02/25/35	403,547
	433	Structured Asset Mortgage Investments II Trust	0.937	(f)	04/19/35	421,397
	1,306	Structured Asset Securities Corp., IO (a)	3.805	(f)	07/25/35	74,867
	2,269	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	2.518	(f)	05/25/47	2,139,138
EUR	2,685	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(f)	12/28/50	2,532,298
	$1,476	Toorak Mortgage Corp. Ltd.	3.721		09/25/22	1,455,129
	3,441	VMC Finance 2021-HT1 LLC, 1 Month USD LIBOR + 1.65% (a)	2.204	(f)	01/18/37	3,424,960

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$719	VOLT XCIII LLC (a)(g)	1.893%		02/27/51	$695,492
1,433	VOLT XCIV LLC (a)(g)	2.24		02/27/51	1,374,811
283	Wells Fargo Alternative Loan Trust	2.894	(f)	07/25/37	266,594
	Total Mortgages - Other (Cost $182,758,727)				173,994,552
	Senior Loan Interests (4.8%)
1,250	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B, 3 Month USD LIBOR + 3.25%	4.00	(f)	09/27/24	1,248,312
1,000	Air Canada, 2021 Term Loan B, 3 Month USD LIBOR + 3.50% (Canada)	4.25	(f)	08/11/28	992,250
1,500	American Airlines, Inc., 2018 Term Loan B, 1 Month USD LIBOR + 1.75%	2.448	(f)	06/27/25	1,450,837
1,241	Arches Buyer, Inc., 2021 Term Loan B, 1 Month USD LIBOR + 3.25%	4.014	(f)	12/06/27	1,213,267
1,193	Associated Asphalt Partners, LLC, 2017 Term Loan B, 1 Month USD LIBOR + 5.25%	6.25	(f)	04/05/24	951,189
1,338	Banff Merger Sub, Inc., 2021 USD Term Loan, 3 Month USD LIBOR + 3.75%	4.514	(f)	10/02/25	1,323,800
1,982	BCP Raptor, LLC, Term Loan B	(j)		06/24/24	1,980,706
613	BJ's Wholesale Club, Inc., 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.00%	2.525	(f)	02/03/24	613,223
1,974	BWAY Holding Company, 2017 Term Loan B, 1 Month USD LIBOR + 3.25%	3.705	(f)	04/03/24	1,939,053
612	Carrols Restaurant Group, Inc., Term Loan B, 1 Month USD LIBOR + 3.25%	3.92	(f)	04/30/26	593,381
1,481	Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 Month USD LIBOR + 3.50%	4.739	(f)	08/21/26	1,447,927
1,483	Cogeco Communications Finance (USA), LP, Term Loan B, 1 Month USD LIBOR + 2.00%	2.764	(f)	01/03/25	1,456,534
866	Cornerstone Building Brands, Inc., 2021 Term Loan B, 3 Month USD LIBOR + 3.25%	3.804	(f)	04/12/28	816,405
1,241	CP Atlas Buyer, Inc., 2021 Term Loan B, 1 Month USD LIBOR + 3.75%	4.514	(f)	11/23/27	1,169,211
1,975	Creative Artists Agency, LLC, 2019 Term Loan B, 1 Month USD LIBOR + 3.75%	4.514	(f)	11/27/26	1,970,245
1,977	CSC Holdings, LLC, 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%	3.054	(f)	04/15/27	1,945,127
6,000	Cuenca DPR Term Loan (Cayman Islands)	(j)		12/15/26	5,992,500
955	DirecTV Financing, LLC, Term Loan, 1 Month USD LIBOR + 5.00%	5.764	(f)	08/02/27	952,216

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$733	Forest City Enterprises, L.P., 2019 Term Loan B, 1 Month USD LIBOR + 3.50%	4.264	(f)%	12/08/25	$728,648
	1,031	Garda World Security Corporation, 2021 Term Loan B, 1 Month USD LIBOR + 4.25% (Canada)	4.92	(f)	10/30/26	1,022,997
	1,179	H Food Holdings LLC, 2018 Term Loan B, 1 Month USD LIBOR + 3.69%	4.451	(f)	05/23/25	1,131,405
	1,120	iHeartCommunications, Inc., 2020 Term Loan, 1 Month USD LIBOR + 3.00%	3.764	(f)	05/01/26	1,112,445
EUR	962	Ineos Finance PLC, 2017 EUR Term Loan B, 1 Month EURIBOR + 2.00% (Luxembourg)	2.50	(f)	04/01/24	1,002,105
	$1,228	Lions Gate Capital Holdings LLC, 2018 Term Loan B, 1 Month USD LIBOR + 2.25%	3.014	(f)	03/24/25	1,215,676
	1,485	Medallion Midland Acquisition, LLC, 2021 Term Loan, 1 Month USD LIBOR + 3.75%	4.514	(f)	10/18/28	1,483,523
	8	Midas Intermediate Holdco II, LLC, 2020 Term Loan B, 3 Month USD LIBOR + 6.75%	8.50	(f)	12/22/25	7,880
	1,489	Rackspace Technology Global, Inc., 2021 Term Loan B, 3 Month USD LIBOR + 2.75%	3.50	(f)	02/15/28	1,456,052
	1,197	Surgery Center Holdings, Inc., 2021 Term Loan, 1 Month USD LIBOR + 3.75%	4.50	(f)	08/31/26	1,187,866
	768	Titan Acquisition Limited, 2018 Term Loan B, 3 Month USD LIBOR + 3.00% (Canada)	4.006	(f)	03/28/25	751,916
	987	US Foods, Inc., 2019 Term Loan B, 3 Month USD LIBOR + 2.00%	2.508	(f)	09/13/26	974,511
	1,482	Wand NewCo 3, Inc., 2020 Term Loan, 1 Month USD LIBOR + 3.00%	3.764	(f)	02/05/26	1,418,853
		Total Senior Loan Interests (Cost $42,244,291)				41,550,060
		Supranational (0.6%)
	1,700	African Export-Import Bank (The) (a)	3.798		05/17/31	1,555,262
		Banque Ouest Africaine de Developpement
EUR	1,460	(a)	2.75		01/22/33	1,403,270
	$2,200	(a)	4.70		10/22/31	2,182,092
		Total Supranational (Cost $5,713,589)				5,140,624

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (7.2%)
	U.S. Treasury Securities (3.3%)
	U.S. Treasury Bills
$1,000	(i)	0.023%	05/05/22	$999,997
100	(i)	0.098	05/05/22	99,999
240	(i)	0.105	05/05/22	239,997
338	(i)	0.115	05/05/22	337,996
160	(i)	0.132	05/05/22	159,998
587	(i)	0.185	05/05/22	586,988
950	(i)	0.19	05/05/22	949,980
150	(i)	0.204	05/05/22	149,996
100	(i)	0.212	05/05/22	99,998
2,050	(i)	0.278	05/05/22	2,049,938
9,000	(i)	0.449	06/16/22	8,994,917
14,000	(i)	0.54	06/23/22	13,989,035
	Total U.S. Treasury Securities (Cost $28,658,839)			28,658,839
NUMBER OF SHARES (000)
	Investment Company (1.5%)
13,327	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $13,326,702)			13,326,702
	Securities held as Collateral on Loaned Securities (2.4%)
	Investment Company
20,598	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $20,598,460)			20,598,460
	Total Short-Term Investments (Cost $62,584,001)			62,584,001
	Total Investments (Cost $932,280,823) including $24,791,862 of Securities Loaned (k)(l)		99.7%	866,348,539
	Other Assets in Excess of Liabilities		0.3	2,719,061
	Net Assets		100.0%	$869,067,600

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  PRIME  Daily US Prime Rate.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  SONIA  Sterling Overnight Index Average Rate.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Capital appreciation bond.

  (c)  All or a portion of this security was on loan at April 30, 2022.

  (d)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2022.

  (e)  Amount is less than 0.05%.

  (f)  Floating or variable rate securities: The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (g)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of April 30, 2022. Maturity date disclosed is the ultimate maturity date.

  (h)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2022.

  (i)  Rate shown is the yield to maturity at April 30, 2022.

  (j)  Unsettled Position. The contract rate does not take effect until settlement date.

  (k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

  (l)  At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $29,892,706 and the aggregate gross unrealized depreciation is $78,334,043, resulting in net unrealized depreciation of $48,441,337.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2022:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	EUR	156,462,981		$178,299,111	05/20/22	$13,122,711
Bank of America NA	JPY	2,894,000		$23,995	05/20/22	1,685
Bank of America NA		$2,317,234	BRL	12,330,000	05/20/22	163,092
Bank of America NA		$8,505,346	EUR	7,602,000	05/20/22	(479,991)
Bank of America NA		$7,772,247	JPY	897,065,000	05/20/22	(856,721)
Bank of America NA		$201,859	MXN	4,218,248	05/20/22	4,167
Bank of America NA		$9,660,262	SEK	89,717,000	05/20/22	(519,949)
Bank of America NA		$280,756	ZAR	4,419,905	05/20/22	(1,369)
Bank of America NA		$123,778	ZAR	1,853,040	05/20/22	(6,646)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	AUD	3,508,229		$2,503,227	05/20/22	$23,766
Barclays Bank PLC	CNH	31,132,000		$4,901,342	05/20/22	220,491
Barclays Bank PLC	PLN	9,067,000		$1,979,003	05/20/22	(62,757)
Barclays Bank PLC		$1,986,155	MXN	39,738,000	05/20/22	(45,287)
BNP Paribas SA	BRL	12,330,000		$2,350,810	05/20/22	(129,516)
BNP Paribas SA	CNH	35,688,000		$5,557,706	05/20/22	191,837
BNP Paribas SA	CZK	60,300,000		$2,615,561	06/14/22	42,977
BNP Paribas SA	CZK	23,188,000		$1,024,326	05/20/22	32,235
BNP Paribas SA	CZK	29,222,187		$1,339,814	05/20/22	89,553
BNP Paribas SA	MXN	18,674,168		$909,086	05/20/22	(2,991)
BNP Paribas SA	SEK	41,695,000		$4,309,160	05/20/22	61,299
BNP Paribas SA	ZAR	32,123,215		$2,118,191	05/20/22	87,653
BNP Paribas SA	ZAR	4,466,916		$293,785	05/20/22	11,427
BNP Paribas SA	ZAR	143,526,962		$9,373,153	05/20/22	300,684
Citibank NA	CNH	115,671,000		$17,335,468	05/20/22	(56,244)
Citibank NA	MXN	96,700,000		$4,613,768	05/20/22	(109,216)
Citibank NA		$350,079	CZK	7,926,931	05/20/22	(10,928)
Goldman Sachs International	CZK	38,872,000		$1,659,696	05/20/22	(3,430)
Goldman Sachs International	JPY	494,796,000		$4,203,438	05/20/22	389,027
Goldman Sachs International		$870,686	CZK	19,590,674	05/20/22	(32,505)
Goldman Sachs International		$4,595,236	EUR	4,170,000	05/20/22	(193,009)
Goldman Sachs International		$304,790	GBP	234,049	05/20/22	(10,490)
Goldman Sachs International		$7,012,564	PLN	28,018,000	05/20/22	(703,309)
JPMorgan Chase Bank NA	CZK	23,188,000		$1,023,753	05/20/22	31,662
JPMorgan Chase Bank NA	JPY	399,375,000		$3,381,073	05/20/22	302,268
JPMorgan Chase Bank NA	MXN	13,947,916		$678,263	05/20/22	(2,976)
JPMorgan Chase Bank NA	RUB	200,769,000		$2,180,139	05/20/22	(556,014)
JPMorgan Chase Bank NA	SEK	46,970,000		$5,050,781	05/20/22	265,506
JPMorgan Chase Bank NA		$16,234	AUD	22,602	05/20/22	(260)
JPMorgan Chase Bank NA		$9,826,065	CNH	62,446,608	05/20/22	(436,906)
JPMorgan Chase Bank NA		$9,205,228	CZK	201,863,000	05/20/22	(568,586)
JPMorgan Chase Bank NA		$1,007,785	GBP	751,312	05/20/22	(63,063)
JPMorgan Chase Bank NA		$2,240,076	MXN	44,719,000	05/20/22	(55,928)
JPMorgan Chase Bank NA		$2,579,562	RUB	200,769,000	05/20/22	156,591
JPMorgan Chase Bank NA		$1,651,137	ZAR	25,800,468	05/20/22	(20,266)
Royal Bank of Canada (UK)		$707,155	CZK	15,969,069	05/20/22	(23,923)
Royal Bank of Canada (UK)		$239,687	ZAR	3,688,053	05/20/22	(6,562)
Standard Chartered Bank		$4,067,977	EUR	3,690,174	05/20/22	(172,298)
Standard Chartered Bank		$888,568	GBP	673,760	05/20/22	(41,362)
State Street Bank and Trust Co.	MXN	13,947,916		$680,614	05/20/22	(625)
State Street Bank and Trust Co.	MXN	39,700,000		$1,831,688	05/20/22	(107,325)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
State Street Bank and Trust Co.	SEK	1,052,000		$111,556	05/20/22	$4,378
State Street Bank and Trust Co.		$207,095	MXN	4,243,216	05/20/22	150
UBS AG	CNH	53,767,051		$8,412,274	05/20/22	328,130
UBS AG	CZK	18,363,926		$813,312	05/20/22	27,618
UBS AG	EUR	725,640		$826,138	05/20/22	60,087
UBS AG	GBP	16,474,424		$22,278,693	05/20/22	1,563,264
UBS AG	HUF	2,926,861,000		$8,764,553	05/20/22	619,902
UBS AG	PLN	18,951,000		$4,231,362	05/20/22	(36,134)
UBS AG		$327,236	AUD	441,054	05/20/22	(15,519)
UBS AG		$387,796	AUD	541,923	05/20/22	(4,789)
UBS AG		$1,664,460	AUD	2,310,242	05/20/22	(31,683)
UBS AG		$2,738,306	EUR	2,515,711	05/20/22	(82,495)
UBS AG		$3,052,208	EUR	2,700,457	05/20/22	(201,362)
UBS AG		$4,395,177	EUR	3,991,000	05/20/22	(181,918)
UBS AG		$3,956,738	EUR	3,553,000	05/20/22	(205,872)
UBS AG		$9,276,309	HUF	2,926,861,000	05/20/22	(1,131,658)
UBS AG		$3,067,775	MXN	63,701,899	05/20/22	43,529
UBS AG		$1,720,677	MXN	35,942,835	05/20/22	34,829
UBS AG		$3,516,668	MXN	74,396,867	05/20/22	116,996
UBS AG		$273,023	MXN	5,757,009	05/20/22	8,159
UBS AG		$289,494	ZAR	4,576,478	05/20/22	(211)
UBS AG		$319,980	ZAR	4,913,354	05/20/22	(9,402)
UBS AG		$362,936	ZAR	5,309,062	05/20/22	(27,345)
UBS AG	ZAR	12,882,000		$840,664	05/20/22	26,381
UBS AG	ZAR	52,638,483		$3,480,225	05/20/22	152,899
UBS AG	ZAR	17,288,911		$1,135,836	05/20/22	42,988
UBS AG	ZAR	8,903,314		$583,298	05/20/22	20,512
Westpac Banking Corp.		$474,180	AUD	656,064	05/20/22	(10,503)
						$11,329,110

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION
Short:
German Euro-Bund Index (Germany)	10	Jun-22	EUR	(1,000)	$(1,620,298)	$11,478
U.S. Treasury Long Bond (United States)	21	Jun-22		$(2,100)	(2,954,438)	13,937
U.S. Treasury Ultra Long Bond (United States)	23	Jun-22		(2,300)	(3,690,063)	167,860
Euro-Bobl Index (Germany)	58	Jun-22	EUR	(5,800)	(7,781,777)	251,506

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION
Ultra 10-Yr. U.S. Treasury Note (United States)	65	Jun-22		$(6,500)	$(8,385,000)	$388,791
German Euro-BTP Index (Germany)	81	Jun-22	EUR	(8,100)	(11,137,679)	805,954
U.S. Treasury 10 yr. Note (United States)	215	Jun-22		$(21,500)	(25,618,594)	1,358,860
U.S. Treasury 5 yr. Note (United States)	293	Jun-22		(29,300)	(33,012,859)	1,161,595
U.S. Treasury 2 yr. Note (United States)	346	Jun-22		(69,200)	(72,941,125)	1,094,073
						$5,254,054

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at April 30, 2022:

SWAP COUNTERPARTY	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/ RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. LLC*	NR	Buy	5.00%	Quarterly	6/20/27	$60,969	$(1,311,107)	$(2,334,664)	$1,023,557

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2022 (unaudited) continued

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at April 30, 2022:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/ RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC*	BLR-CDI	Pay	11.3%	Quarterly/ Quarterly	1/2/25	$43,400	$(131,871)	$—	$(131,871)
Morgan Stanley & Co. LLC*	BLR-CDI	Pay	11.9%	Quarterly/ Quarterly	1/2/25	42,000	2,061	—	2,061
Morgan Stanley & Co. LLC*	BLR-CDI	Pay	12.1%	Quarterly/ Quarterly	1/2/25	34,000	14,036	—	14,036
							$(115,774)	$—	$(115,774)

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR  Not rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

CZK  —  Czech Koruna

EGP  —  Egyptian Pound

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

JPY  —  Japanese Yen

MXN  —  Mexican Peso

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

USD  —  United States Dollar

ZAR  —  South African Rand

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2022 (unaudited)

Assets:
Investments in securities, at value (cost $898,355,661) (Including $24,791,862 for securities loaned)	$832,423,377
Investment in affiliate, at value (cost $33,925,162)	33,925,162
Total investments in securities, at value (cost $932,280,823)	866,348,539
Unrealized appreciation on open foreign currency forward exchange contracts	18,548,453
Cash (including foreign currency valued at $1,237,133 with a cost of $1,245,462)	728,985
Receivable for:
Investments sold	7,381,608
Interest	6,156,486
Variation margin on open futures contracts	2,703,966
Variation margin on open swap agreements	365,214
Shares of beneficial interest sold	277,569
Foreign withholding taxes reclaimed	38,418
Securities lending income	9,940
Dividends from affiliate	4,348
Prepaid expenses and other assets	143,217
Total Assets	902,706,743
Liabilities:
Collateral on securities loaned, at value	20,598,460
Unrealized depreciation on open foreign currency forward exchange contracts	7,219,343
Due to broker	268,000
Payable for:
Investments purchased	3,401,092
Shares of beneficial interest redeemed	1,215,663
Advisory fee	231,752
Dividends to shareholders	222,744
Transfer and sub transfer agent fees	101,698
Administration fee	58,504
Trustees' fees	37,787
Distribution fee	36,980
Deferred capital gain country tax	239
Accrued expenses and other payables	246,881
Total Liabilities	33,639,143
Net Assets	$869,067,600
Composition of Net Assets:
Paid-in-Capital	$930,012,789
Total Accumulated Loss	(60,945,189)
Net Assets	$869,067,600

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Assets and Liabilities April 30, 2022 (unaudited)

Class A Shares:
Net Assets	$78,060,837
Shares Outstanding (unlimited shares authorized, $0.01 par value)	14,728,228
Net Asset Value Per Share	$5.30
Maximum Offering Price Per Share, (net asset value plus 3.25% of net asset value)	$5.48
Class L Shares:
Net Assets	$3,642,785
Shares Outstanding (unlimited shares authorized, $0.01 par value)	687,579
Net Asset Value Per Share	$5.30
Class I Shares:
Net Assets	$537,591,629
Shares Outstanding (unlimited shares authorized, $0.01 par value)	100,086,888
Net Asset Value Per Share	$5.37
Class C Shares:
Net Assets	$22,570,626
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,264,302
Net Asset Value Per Share	$5.29
Class R6 Shares:*
Net Assets	$227,191,151
Shares Outstanding (unlimited shares authorized, $0.01 par value)	42,292,231
Net Asset Value Per Share	$5.37
Class IR Shares:
Net Assets	$10,572
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,968
Net Asset Value Per Share	$5.37

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2022 (unaudited)

Net Investment Income: Income
Interest (net of $95,855 foreign withholding tax)	$16,803,603
Dividends	135,959
Income from securities loaned - net	42,588
Interest and dividends from affiliates (Note 7)	33,007
Total Income	17,015,157
Expenses
Advisory fee (Note 4)	1,541,563
Administration fee (Note 4)	385,391
Sub transfer agent fees and expenses (Class A shares)	39,791
Sub transfer agent fees and expenses (Class L shares)	1,635
Sub transfer agent fees and expenses (Class I shares)	255,925
Sub transfer agent fees and expenses (Class C shares)	9,272
Distribution fee (Class A shares) (Note 5)	105,792
Distribution fee (Class L shares) (Note 5)	9,728
Distribution fee (Class C shares) (Note 5)	128,074
Professional fees	99,741
Registration fees	60,495
Custodian fees (Note 9)	56,130
Shareholder reports and notices	46,674
Transfer agent fees and expenses (Class A shares) (Note 6)	7,202
Transfer agent fees and expenses (Class L shares) (Note 6)	1,677
Transfer agent fees and expenses (Class I shares) (Note 6)	7,064
Transfer agent fees and expenses (Class C shares) (Note 6)	3,305
Transfer agent fees and expenses (Class R6 shares*) (Note 6)	1,349
Transfer agent fees and expenses (Class IR shares) (Note 6)	934
Trustees' fees and expenses	7,667
Other	55,460
Total Expenses	2,824,869
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(8,460)
Less: reimbursement of class specific expenses (Class IR shares) (Note 4)	(934)
Net Expenses	2,815,475
Net Investment Income	14,199,682

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2022 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments (Net of $12,679 of Capital Gain Country Tax)	$(7,909,533)
Investments in affilitates (Note 7)	(1,633)
Futures contracts	3,050,984
Swap agreements	556,234
Foreign currency forward exchange contracts	7,098,110
Foreign currency translation	(961,259)
Net Realized Gain	1,832,903
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of decrease in deferred capital gain country tax of $24,280)	(72,999,270)
Investments in affiliates (Note 7)	(1,532)
Futures contracts	4,429,764
Swap agreements	845,721
Foreign currency forward exchange contracts	8,469,478
Foreign currency translation	(54,399)
Net Change in Unrealized Appreciation (Depreciation)	(59,310,238)
Net Loss	(57,477,335)
Net Decrease	$(43,277,653)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2022	FOR THE YEAR ENDED OCTOBER 31, 2021
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$14,199,682	$28,375,108
Net realized gain (loss)	1,832,903	(2,816,831)
Net change in unrealized appreciation (depreciation)	(59,310,238)	(1,271,930)
Net Increase (Decrease)	(43,277,653)	24,286,347
Dividends and Distributions to Shareholders:
Class A shares	(1,836,333)	(2,699,326)
Class L shares	(78,166)	(101,598)
Class I shares	(13,984,640)	(19,511,116)
Class C shares	(461,051)	(575,420)
Class R6 shares*	(5,376,089)	(5,864,102)
Class IR shares	(250)	(320)
Total Dividends and Distributions to Shareholders	(21,736,529)	(28,751,882)
Net increase (decrease) from transactions in shares of beneficial interest	(112,866,706)	77,649,454
Net Increase (Decrease)	(177,880,888)	73,183,919
Net Assets:
Beginning of period	1,046,948,488	973,764,569
End of Period	$869,067,600	$1,046,948,488

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc.(the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of the Morgan Stanley determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

security will be the mean of bid and asked prices obtained from the brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

F. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2022:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$24,791,862	(a)	$—	$(24,791,862	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $20,598,460, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments In addition, the Fund received non-cash collateral of $4,905,613 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2022:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$20,598,460	$—	$—	$—	$20,598,460
Total Borrowings	$20,598,460	$—	$—	$—	$20,598,460
Gross amount of recognized liabilities for securities lending transactions					$20,598,460

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$374,258,420	$—	$374,258,420
Sovereign	—	68,042,386	—	68,042,386
Agency Fixed Rate Mortgages	—	37,770	—	37,770
Asset-Backed Securities	—	120,185,326	—	120,185,326
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,347,480	—	3,347,480
Commercial Mortgage-Backed Securities	—	17,207,920	—	17,207,920
Mortgages — Other	—	173,994,552	—	173,994,552
Senior Loan Interests	—	41,550,060	—	41,550,060
Supranational	—	5,140,624	—	5,140,624
Total Fixed Income Securities	—	803,764,538	—	803,764,538
Short-Term Investments
U.S. Treasury Securities	—	28,658,839	—	28,658,839
Investment Company	33,925,162	—	—	33,925,162
Total Short-Term Investments	33,925,162	28,658,839	—	62,584,001
Foreign Currency Forward Exchange Contracts	—	18,548,453	—	18,548,453
Futures Contracts	5,254,054	—	—	5,254,054
Credit Default Swap Agreements	—	1,023,557	—	1,023,557
Interest Rate Swap Agreements	—	16,097	—	16,097
Total Assets	39,179,216	852,011,484	—	891,190,700
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(7,219,343)	—	(7,219,343)
Interest Rate Swap Agreements	—	(131,871)	—	(131,871)
Total Liabilities	—	(7,351,214)	—	(7,351,214)
Total	$39,179,216	$844,660,270	$—	$883,839,486

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2022:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$5,254,054	(d)	Variation margin on open futures contract	$—
Credit Risk	Variation margin on open swap agreement	1,023,557	(d)	Variation margin on open swap agreement	—
Interest Rate Risk	Variation margin on open swap agreements	16,097	(d)	Variation margin on open swap agreement	(131,871	)(d)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	18,548,453		Unrealized depreciation on open foreign currency forward exchange contracts	(7,219,343)
		$24,842,161			$(7,351,214)

(d)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2022 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$3,050,984	$—	$(3,249)
Credit Risk	—	—	559,483
Currency Risk	—	7,098,110	—
Total	$3,050,984	$7,098,110	$556,234

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$4,429,764	$—	$(115,774)
Credit Risk	—	—	961,495
Currency Risk	—	8,469,478	—
Total	$4,429,764	$8,469,478	$845,721

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

At April 30, 2022, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$18,548,453	$(7,219,343)

(e)  Excludes exchange-traded derivatives.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2022:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(g)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$13,291,655	$(1,864,676)	$(268,000)	$11,158,979
Barclays Bank PLC	244,257	(108,044)	—	136,213
BNP Paribas SA	817,665	(132,507)	—	685,158

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(g)	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs International	$389,027	$(389,027)	$—	$0
JPMorgan Chase Bank NA	756,027	(756,027)	—	0
State Street Bank and Trust Co.	4,528	(4,528)	—	0
UBS AG	3,045,294	(1,928,388)	(1,116,906)	0
Total	$18,548,453	$(5,183,197)	$(1,384,906)	$11,980,350

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(g)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$1,864,676	$(1,864,676)	$—	$0
Barclays Bank PLC	108,044	(108,044)	—	0
BNP Paribas SA	132,507	(132,507)	—	0
Citibank NA	176,388	—	—	176,388
Goldman Sachs International	942,743	(389,027)	(531,626)	22,090
JPMorgan Chase Bank NA	1,703,999	(756,027)	—	947,972
Royal Bank of Canada (UK)	30,485	—	—	30,485
Standard Chartered Bank	213,660	—	—	213,660
State Street Bank and Trust Co.	107,950	(4,528)	—	103,422
UBS AG	1,928,388	(1,928,388)	—	0
Westpac Banking Corp.	10,503	—	—	10,503
Total	$7,219,343	$(5,183,197)	$(531,626)	$1,504,520

(g)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended April 30, 2022, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$334,628,055
Futures Contracts:
Average monthly notional value	$160,183,794
Swap Agreements:
Average monthly notional amount	$46,392,620

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the average net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C, 0.57% for Class R6 and 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2022, $934 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2022, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2022, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $12,867 and $10,416, respectively, and received $4,246 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2022, aggregated $222,191,573 and $311,836,655, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $3,314,285 and $1,433,678, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2022, advisory fees paid were reduced by $8,460 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2022 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2021	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND/ INTEREST INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2022
Liquidity Funds	$58,069,172	$266,319,182	$290,463,192	$12,873	$—	$—	$33,925,162
Morgan Stanley Capital I Trust	2,204,282	—	2,201,117	20,134	(1,633)	(1,532)	—
Total	$60,273,454	$266,319,182	$292,664,309	$33,007	$(1,633)	$(1,532)	$33,925,162

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2022, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $664. At April 30, 2022, the Fund had an accrued pension liability of $37,787, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2022		FOR THE YEAR ENDED OCTOBER 31, 2021
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,164,103	$6,493,899	5,171,911	$29,769,875
Reinvestment of dividends	303,974	1,681,048	436,485	2,508,243
Redeemed	(3,097,461)	(17,227,595)	(8,962,549)	(51,492,881)
Net decrease — Class A	(1,629,384)	(9,052,648)	(3,354,153)	(19,214,763)
CLASS L SHARES
Reinvestment of dividends	13,500	74,644	16,876	96,927
Redeemed	(52,664)	(291,133)	(109,616)	(629,601)
Net decrease — Class L	(39,164)	(216,489)	(92,740)	(532,674)
CLASS I SHARES
Sold	15,056,482	84,872,375	48,659,145	284,080,072
Reinvestment of dividends	2,197,100	12,322,380	2,978,623	17,330,242
Redeemed	(36,003,514)	(202,069,852)	(42,907,318)	(249,890,531)
Net increase (decrease) — Class I	(18,749,932)	(104,875,097)	8,730,450	51,519,783
CLASS C SHARES
Sold	293,271	1,634,296	719,640	4,139,367
Reinvestment of dividends	76,062	420,585	92,819	532,577
Redeemed	(1,106,863)	(6,114,187)	(1,505,576)	(8,647,287)
Net decrease — Class C	(737,530)	(4,059,306)	(693,117)	(3,975,343)
CLASS R6 SHARES*
Sold	2,783	15,685	11,674,607	67,991,657
Reinvestment of dividends	960,105	5,376,089	1,008,002	5,864,102
Redeemed	(9,869)	(55,190)	(4,098,130)	(24,003,628)
Net increase — Class R6*	953,019	5,336,584	8,584,479	49,852,131
CLASS IR SHARES
Reinvestment of dividends	45	250	55	320
Net increase (decrease) in Fund	(20,202,946)	$(112,866,706)	13,174,974	$77,649,454

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

9. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 DISTRIBUTIONS PAID FROM:	2020 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$28,751,882	$30,117,948

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2021.

At October 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$8,304,995	$—

At October 31, 2021, the Fund had available for federal income tax purposes unused short-term capital losses of $6,042,394 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gain realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to shareholders.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2022, the Fund did not have any borrowings under the Facility.

12. Other

At April 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 41.7%.

13. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

14. LIBOR Discontinuance or Unavailability Risk

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2022 (unaudited) continued

instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

15. Results of Special Meeting of Shareholders

On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	FOR	AGAINST
Frances L. Cashman	119,204,531	642,015
Nancy C. Everett	119,191,891	654,655
Eddie A. Grier	119,167,576	678,970
Jakki L. Haussler	119,144,671	701,875
Patricia A. Maleski	119,179,256	667,290

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020		2019		2018		2017
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.68		$5.70		$5.73		$5.54		$5.66		$5.49
Income (loss) from investment operations:
Net investment income(1)	0.07		0.14		0.15		0.20		0.19		0.20
Net realized and unrealized gain (loss)	(0.33)		(0.01)		(0.00	)(2)	0.26		(0.13)		0.16
Total income (loss) from investment operations	(0.26)		0.13		0.15		0.46		0.06		0.36
Less distributions from:
Net investment Income	(0.12)		(0.14)		(0.18)		(0.27)		(0.18)		(0.14)
Net realized gain	—		(0.01)		—		—		—		—
Paid-in-capital	—		—		—		—		—		(0.05)
Total distributions	(0.12)		(0.15)		(0.18)		(0.27)		(0.18)		(0.19)
Net asset value, end of period	$5.30		$5.68		$5.70		$5.73		$5.54		$5.66
Total Return	(4.66	)%(4)(8)	2.26	%(3)	2.79	%(3)	8.55	%(4)	1.05	%(4)	6.66	%(4)
Ratios to Average Net Assets:
Net expenses	0.83	%(5)(9)	0.83	%(5)	0.82	%(5)	0.86	%(5)	0.89	%(5)(6)	0.90	%(5)
Net expenses excluding interest expenses	0.83	%(5)(9)	N/A		0.82	%(5)	N/A		N/A		N/A
Net investment income	2.71	%(5)(9)	2.52	%(5)	2.71	%(5)	3.62	%(5)	3.45	%(5)(6)	3.66	%(5)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$78,061		$92,889		$112,310		$110,978		$81,598		$78,970
Portfolio turnover rate	25	%(8)	115%		106%		94%		89%		84%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005 per share.

  (3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

  (4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.93%	3.41%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020		2019		2018		2017
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.68		$5.70		$5.73		$5.54		$5.66		$5.49
Income (loss) from investment operations:
Net investment income(1)	0.07		0.13		0.14		0.19		0.18		0.19
Net realized and unrealized gain (loss)	(0.34)		(0.01)		(0.00	)(2)	0.25		(0.13)		0.16
Total income (loss) from investment operations	(0.27)		0.12		0.14		0.44		0.05		0.35
Less distributions from:
Net investment income	(0.11)		(0.13)		(0.17)		(0.25)		(0.17)		(0.13)
Net realized gain	—		(0.01)		—		—		—		—
Paid-in-capital	—		—		—		—		—		(0.05)
Total distributions	(0.11)		(0.14)		(0.17)		(0.25)		(0.17)		(0.18)
Net asset value, end of period	$5.30		$5.68		$5.70		$5.73		$5.54		$5.66
Total Return	(4.81	)%(4)(8)	1.96	%(3)	2.53	%(3)	8.25	%(4)	0.81	%(4)	6.41	%(4)
Ratios to Average Net Assets:
Net expenses	1.14	%(5)(9)	1.12	%(5)	1.07	%(5)	1.14	%(5)	1.13	%(5)(6)	1.13	%(5)
Net expenses excluding interest expenses	1.14	%(5)(9)	N/A		1.07	%(5)	N/A		N/A		N/A
Net investment income	2.39	%(5)(9)	2.23	%(5)	2.47	%(5)	3.38	%(5)	3.22	%(5)(6)	3.42	%(5)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$3,643		$4,125		$4,667		$5,557		$6,399		$8,263
Portfolio turnover rate	25	%(8)	115%		106%		94%		89%		84%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005 per share.

  (3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

  (4)  Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.16%	3.19%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020		2019		2018		2017
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.75		$5.77		$5.80		$5.60		$5.72		$5.55
Income (loss) from investment operations:
Net investment income(1)	0.08		0.16		0.17		0.22		0.21		0.22
Net realized and unrealized gain (loss)	(0.33)		(0.01)		(0.00	)(2)	0.26		(0.13)		0.16
Total income (loss) from investment operations	(0.25)		0.15		0.17		0.48		0.08		0.38
Less distributions from:
Net investment income	(0.13)		(0.16)		(0.20)		(0.28)		(0.20)		(0.16)
Net realized gain	—		(0.01)		—		—		—		—
Paid-in-capital	—		—		—		—		—		(0.05)
Total distributions	(0.13)		(0.17)		(0.20)		(0.28)		(0.20)		(0.21)
Net asset value, end of period	$5.37		$5.75		$5.77		$5.80		$5.60		$5.72
Total Return	(4.48	)%(4)(8)	2.51	%(3)	3.03	%(3)	8.93	%(4)	1.34	%(4)	6.93	%(4)
Ratios to Average Net Assets:
Net expenses	0.55	%(5)(9)	0.55	%(5)	0.55	%(5)	0.59	%(5)	0.59	%(5)(6)	0.57	%(5)
Net expenses excluding interest expenses	0.55	%(5)(9)	N/A		0.55	%(5)	N/A		N/A		N/A
Net investment income	2.98	%(5)(9)	2.79	%(5)	2.97	%(5)	3.88	%(5)	3.74	%(5)(6)	3.99	%(5)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$537,592		$683,692		$635,329		$425,720		$292,269		$216,306
Portfolio turnover rate	25	%(8)	115%		106%		94%		89%		84%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005.

  (3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

  (4)  Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.65%	3.68%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020		2019		2018		2017
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.67		$5.69		$5.72		$5.53		$5.65		$5.49
Income (loss) from investment operations:
Net investment income(1)	0.05		0.10		0.11		0.16		0.15		0.16
Net realized and unrealized gain (loss)	(0.33)		(0.01)		(0.00	)(2)	0.26		(0.13)		0.15
Total income (loss) from investment operations	(0.28)		0.09		0.11		0.42		0.02		0.31
Less distributions from:
Net investment income	(0.10)		(0.10)		(0.14)		(0.23)		(0.14)		(0.10)
Net realized gain	—		(0.01)		—		—		—		—
Paid-in-capital	—		—		—		—		—		(0.05)
Total distributions	(0.10)		(0.11)		(0.14)		(0.23)		(0.14)		(0.15)
Net asset value, end of period	$5.29		$5.67		$5.69		$5.72		$5.53		$5.65
Total Return	(5.03	)%(4)(8)	1.52	%(3)	2.05	%(3)	7.77	%(4)	0.34	%(4)	5.76	%(4)
Ratios to Average Net Assets:
Net expenses	1.57	%(5)(9)	1.56	%(5)	1.55	%(5)	1.59	%(5)	1.61	%(5)(6)	1.58	%(5)
Net expenses excluding interest expenses	1.57	%(5)(9)	N/A		1.55	%(5)	N/A		N/A		N/A
Net investment income	1.96	%(5)(9)	1.79	%(5)	1.98	%(5)	2.91	%(5)	2.73	%(5)(6)	2.98	%(5)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$22,571		$28,359		$32,395		$29,890		$26,741		$23,255
Portfolio turnover rate	25	%(8)	115%		106%		94%		89%		84%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005 per share.

  (3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

  (4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.65%	2.69%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020		2019		2018		2017
	(unaudited)
Class R6 Shares*
Selected Per Share Data:
Net asset value, beginning of period	$5.75		$5.77		$5.80		$5.61		$5.72		$5.55
Income (loss) from investment operations:
Net investment income(1)	0.09		0.17		0.17		0.23		0.22		0.23
Net realized and unrealized gain (loss)	(0.34)		(0.02)		(0.00	)(2)	0.25		(0.13)		0.15
Total income (loss) from investment operations	(0.25)		0.15		0.17		0.48		0.09		0.38
Less distributions from:
Net investment income	(0.13)		(0.16)		(0.20)		(0.29)		(0.20)		(0.16)
Net realized gain	—		(0.01)		—		—		—		—
Paid-in-capital	—		—		—		—		—		(0.05)
Total distributions	(0.13)		(0.17)		(0.20)		(0.29)		(0.20)		(0.21)
Net asset value, end of period	$5.37		$5.75		$5.77		$5.80		$5.61		$5.72
Total Return	(4.44	)%(4)(7)	2.59	%(3)	3.11	%(3)	9.01	%(4)	1.40	%(4)	6.99	%(4)
Ratios to Average Net Assets:
Net expenses	0.47	%(5)(8)	0.47	%(5)	0.47	%(5)	0.51	%(5)	0.53	%(5)(6)	0.51	%(5)
Net expenses excluding interest expenses	0.47	%(5)(8)	N/A		0.47	%(5)	N/A		N/A		N/A
Net investment income	3.07	%(5)(8)	2.87	%(5)	3.07	%(5)	3.97	%(5)	3.82	%(5)(6)	4.05	%(5)
Rebate from Morgan Stanley affiliate	0.00	%(8)(9)	0.00	%(9)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$227,191		$237,872		$189,052		$208,058		$152,197		$210,777
Portfolio turnover rate	25	%(7)	115%		106%		94%		89%		84%

  *  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005 per share.

  (3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

  (4)  Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.56%	3.79%

  (7)  Not annualized.

  (8)  Annualized.

  (9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,						PERIOD FROM JUNE 15, 2018(1) TO
	APRIL 30, 2022		2021		2020		2019		OCTOBER 31, 2018
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.75		$5.77		$5.81		$5.61		$5.68
Income (loss) from investment operations:
Net investment income(2)	0.08		0.16		0.17		0.22		0.05
Net realized and unrealized gain (loss)	(0.33)		(0.01)		(0.01)		0.27		(0.03)
Total income (loss) from investment operations	(0.25)		0.15		0.16		0.49		0.02
Less dividends and distributions from:
Net investment income	(0.13)		(0.16)		(0.20)		(0.29)		(0.09)
Net realized gain	—		(0.01)		—		—		—
Total dividends and distributions	(0.13)		(0.17)		(0.20)		(0.29)		(0.09)
Net asset value, end of period	$5.37		$5.75		$5.77		$5.81		$5.61
Total Return	(4.44	)%(3)(8)	2.59	%(4)	2.93	%(4)	9.00	%(3)	0.31	%(3)(8)
Ratios to Average Net Assets:
Net expenses	0.47	%(5)(6)(9)	0.47	%(5)(6)	0.47	%(5)(6)	0.51	%(5)(6)	0.53	%(5)(6)(9)
Net expenses excluding interest expenses	0.47	%(5)(6)(9)	N/A		0.47	%(5)(6)	N/A		N/A
Net investment income	2.93	%(5)(9)	2.74	%(5)(6)	2.97	%(5)(6)	3.89	%(5)(6)	3.75	%(5)(6)(9)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01	%(9)
Supplemental Data:
Net assets, end of period, in thousands	$11		$11		$11		$10		$10
Portfolio turnover rate	25	%(8)	115%		106%		94%		89%

  (1)  Commencement of Offering.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Calculated based on the net asset value as of the last business day of the period.

  (4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2022	17.73%	(14.32)%
October 31, 2021	19.14	(15.93)
October 31, 2020	19.09	(15.65)
October 31, 2019	21.28	(16.88)
October 31, 2018	13.16	(8.88)

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited)   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited

25 Cabot Square, Canary Wharf

London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2022 Morgan Stanley

DINSAN
4717849 EXP 06.30.23

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2022

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 15, 2022